Loans and advances to customers (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Loans and advances to customers [Abstract]
Working capital		R$ 55,922,505	R$ 52,700,584
Personal credit	[1]	68,142,457	60,570,146
Housing loans		60,594,386	59,963,375
Financing and export		47,718,443	38,272,982
Onlending BNDES/Finame		25,170,115	30,655,666
Credit card		39,553,374	37,568,984
Vehicle loans		31,075,027	24,741,298
Rural loans		13,353,943	13,642,478
Import		6,886,356	5,318,042
Overdraft for corporates		7,058,014	6,587,239
Receivable insurance premiums		4,427,560	4,301,472
Overdraft for individuals		4,764,293	3,582,020
Leases		2,089,862	2,249,859
Other		44,736,320	33,659,520
Total portfolio		411,492,655	373,813,665
Impairment of loans and advances		(31,105,579)	(27,055,566)
Total of net loans and advances to customers		R$ 380,387,076	R$ 346,758,099	[2]

[1]	It included, in 2018, R$51,284,334 thousand related to consigned credit (2017 - R$43,968,511 thousand).
[2]	Amounts of loans and receivables are presented net of the provision for impairment losses.